Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance, Amount at Dec. 31, 2013	$ 1,467,114	$ 705	$ 1,384,468	$ 81,941
Balance, Shares at Dec. 31, 2013		70,458		0
Net income	194,544	$ 0	0	$ 194,544
Share-based compensation, Amount	5,752	$ 2	5,750	$ 0
Share-based compensation, Shares		235		0
Common share dividends	(178,757)	$ 0	0	$ (178,757)
Issuance of common shares, Amount	90,589	$ 38	90,551	$ 0
Issuance of common shares, Shares		3,817		0
Underwriting and offering costs	(1,070)	$ 0	(1,070)	$ 0
Balance, Amount at Dec. 31, 2014	1,578,172	$ 745	1,479,699	$ 97,728
Balance, Shares at Dec. 31, 2014		74,510		0
Net income	7,508
Balance, Amount at Mar. 31, 2015	1,542,159
Balance, Amount at Dec. 31, 2014	1,578,172	$ 745	1,479,699	$ 97,728
Balance, Shares at Dec. 31, 2014		74,510		0
Net income	90,100	$ 0	0	$ 90,100
Share-based compensation, Amount	6,346	$ 3	6,343	$ 0
Share-based compensation, Shares		302		0
Common share dividends	(162,175)	$ 0	0	$ (162,175)
Issuance of common shares, Amount	8	$ 0	8	$ 0
Issuance of common shares, Shares		0		0
Repurchase of common shares, Amount	$ (16,338)	$ (10)	(16,328)	$ 0
Repurchase of common shares, Shares	(1,045)	(1,045)		0
Balance, Amount at Dec. 31, 2015	$ 1,496,113	$ 738	1,469,722	$ 25,653
Balance, Shares at Dec. 31, 2015		73,767		0
Balance, Amount at Mar. 31, 2015	1,542,159
Net income	28,071
Balance, Amount at Jun. 30, 2015	1,525,297
Net income	38,812
Balance, Amount at Sep. 30, 2015	1,514,430
Net income	15,709
Balance, Amount at Dec. 31, 2015	1,496,113	$ 738	1,469,722	$ 25,653
Balance, Shares at Dec. 31, 2015		73,767		0
Net income	14,496
Balance, Amount at Mar. 31, 2016	1,414,503
Balance, Amount at Dec. 31, 2015	1,496,113	$ 738	1,469,722	$ 25,653
Balance, Shares at Dec. 31, 2015		73,767		0
Net income	75,810	$ 0	0	$ 75,810
Share-based compensation, Amount	5,748	$ 3	5,745	$ 0
Share-based compensation, Shares		298		0
Common share dividends	(128,187)	$ 0	0	$ (128,187)
Repurchase of common shares, Amount	$ (98,370)	$ (74)	(98,296)	$ 0
Repurchase of common shares, Shares	(7,368)	(7,368)		0
Balance, Amount at Dec. 31, 2016	$ 1,351,114	$ 667	1,377,171	$ (26,724)
Balance, Shares at Dec. 31, 2016		66,697		0
Balance, Amount at Mar. 31, 2016	1,414,503
Net income	(5,267)
Balance, Amount at Jun. 30, 2016	1,360,827
Net income	35,408
Balance, Amount at Sep. 30, 2016	1,354,918
Net income	31,174
Balance, Amount at Dec. 31, 2016	$ 1,351,114	$ 667	$ 1,377,171	$ (26,724)
Balance, Shares at Dec. 31, 2016		66,697		0